FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Statement1 [Line Items]
Gross carrying amount		$ 24,896	$ 40,346
Loss allowance		0	(1,552)
Net carrying amount		$ 24,896	$ 38,794
Trade receivables [member]
Statement1 [Line Items]
Internal Credit rating	[1]
12-month or lifetime ECL		Lifetime ECL (Simplified approach)	Lifetime ECL (Simplified approach)
Gross carrying amount		$ 7,928	$ 13,173
Loss allowance		0	0
Net carrying amount		$ 7,928	$ 13,173
Contract assets [member]
Statement1 [Line Items]
Internal Credit rating	[1]
12-month or lifetime ECL		Lifetime ECL (Simplified approach)	Lifetime ECL (Simplified approach)
Gross carrying amount		$ 900	$ 3,844
Loss allowance		0	0
Net carrying amount		$ 900	$ 3,844
Other Receivables [Member]
Statement1 [Line Items]
Internal Credit rating		Performing	Performing
12-month or lifetime ECL		12-month ECL	12-month ECL
Gross carrying amount		$ 15,269	$ 14,258
Loss allowance		0	0
Net carrying amount		$ 15,269	$ 14,258
Due From Related parties Member [Member]
Statement1 [Line Items]
Internal Credit rating		Performing	Performing
12-month or lifetime ECL		12-month ECL	12-month ECL
Gross carrying amount		$ 1	$ 3,855
Loss allowance		0	0
Net carrying amount		$ 1	$ 3,855
Loans to Joint Venture [Member]
Statement1 [Line Items]
Internal Credit rating		Doubtful	Doubtful
12-month or lifetime ECL		Lifetime ECL	Lifetime ECL
Gross carrying amount		$ 798	$ 5,216
Loss allowance		0	(1,552)
Net carrying amount		$ 798	$ 3,664

[1]	For trade receivables and contract assets, the Group has applied the simplified approach in IFRS 9 to measure the loss allowance at lifetime ECL. The Group determines the ECL on these items by using a provision matrix, estimated based on historical credit loss experience based on the past due status of the debtors, adjusted as appropriate to reflect current conditions and estimates of future economic conditions. Accordingly, the credit risk profile of these assets is presented based on their past due status in terms of the provision matrix.